UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: May 31

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Fund, Inc.
Semi-Annual Report November 30, 2006

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE AMERICAN HERITAGE FUND, INC.

Statement of Assets and Liabilities

November 30, 2006 (Unaudited)

ASSETS

Investments in securities, at market value

(Cost $5,905,701) (Note 3)

$

528,610

Dividends and interest receivable

923

TOTAL ASSETS

529,533

LIABILITIES

Accrued Expenses

51,873

TOTAL LIABILITIES

51,873

NET ASSETS

Net Assets (equivalent to $0.07 per

share based on 6,805,066 shares of

capital stock outstanding) (Note 4)

$

477,660

Composition of net assets:

Capital stock par value $0.001;

250,000,000 shares authorized;

6,805,066 shares issued and outstanding

$

6,805

Additional Paid-in Capital

    58,977,534

Accumulated net investment loss

(4,738,423)

Accumulated net realized loss on

investments

(48,391,166)

Net unrealized depreciation on

investments

(5,377,091)

NET ASSETS,

November 30, 2006

$

477,660

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments

November 30, 2006 (Unaudited)

Number of

Shares

Value

COMMON STOCKS – 70.28%

CONSUMER GOODS – 5.86%

UST, Inc..

         500        27,990

CONSUMER SERVICES – 1.67%

Harbin Electric *

            500

4,000

International PBX Ventures *

       10,000

4,000

                                                                                     8,000

HEALTHCARE – 20.30%

Aastrom Biosciences, Inc.

2,500

3,400

AXM Pharma, Inc. *.

12,500

1,500

Biophan Technologies, Inc. *

46,000

20,700

Hythiam, Inc. *

4,000

30,280

Nexmed, Inc. *

20,000

10,000

Swiss Medica, Inc. *.

30,000

630

Unigene Laboratories, Inc.*

13,000

27,950

VioQuest Pharmaceuticals, Inc.

5,000

2,500

                                                                                   96,960

INDUSTRIALS – 1.69%

Worldwater Corp. *

20,000

8,070

MATERIALS – 16.85%

A D M Tronics Unlimited, Inc. *

242,648

63,088

Global Copper Co.

2,000

2,000

Lakota Resources, Inc. *

2,000

420

Lumina Resources Corp. *

2,000

2,380

Northern Peru Copper Corp.

         2,000

     12,600

                                                                                   80,488

SERVICES – 1.16%

PFSWEB, INC.

7,500

    5,550

TECHNOLOGY – 22.75%

Ciena Corp *...

14

352

Cisco Systems *...

1,000

26,910

Infineon Technologies *

1,000

12,930

Intel Corp.

1,000

21,400

Liquid Metal Technologies *

11,500

17,710

Microsoft Corp.

1,000

29,360

                                                                                 108,662

TOTAL COMMON STOCK – 70.28%

(Cost $5,485,847)

$335,720

CONVERTIBLE BOND – 0.62%

Migo Software, Inc. *

17,429         2,963

CASH & EQUIVALENTS – 39.76%

First American Treasury Obligation

189,927    $189,927

TOTAL INVESTMENT SECURITIES – 110.66%

(Cost $5,715,774)

$528,610

LIABILITES IN EXCESS OF

OTHER ASSETS – (10.66)%

$

(50,950)

NET ASSETS – 100.00%

$

477,660

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Operations

November 30, 2006 (Unaudited)

INVESTMENT INCOME:

Dividends

$

960

Interest

1,655

TOTAL INVESTMENT INCOME

2,615

EXPENSES:

Investment advisory fees (Note 2)

3,229

Transfer agent and fund accounting fees

18,049

Custodian fees

3,259

Legal fees

7,519

Audit fees

6,518

Director’s fees

5,014

Postage and printing

8,273

Registration fees and expenses

1,504

Insurance

499
Miscellaneous

1,433

TOTAL EXPENSES

55,297

Less: Waiver of investment

advisory fees

(3,229)

NET EXPENSES

 52,071

NET INVESTMENT LOSS

(49,456)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized gain from investment

transactions

1,949

Net change in unrealized depreciation

on investments

(60,098)

Net realized and unrealized gain

on investments

(56,732)

Net decrease in net assets

     resulting from operations…………….   $      (107,605)

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statements of Changes in Net Assets

November 30, 2006 (Unaudited)

Period

Year

ended

ended

Nov 30

May 31

2006

2006

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(49,456)

$

(66,975)

Net realized gain (loss) from

investment transactions

1,949

(15,780)

Net change in unrealized

Appreciation (depreciation)

on investments

(60,098)

(16,428)

Net increase (decrease) in net

assets resulting from

operations

(107,605)

(99,183)

Distributions to shareholders:

Net investment income

           0

0

Net realized gains on

investments

           0

0

Capital share transactions
   Shares Sold

92

8

Shares Redeemed                     (24,143)

          (105,801)

Net capital share transactions  (24,051)          (105,793)

Net increase (decrease)

in net assets

(131,656)          (204,976)

NET ASSETS:

Beginning of year                        609,316

             814,292

End of year

  $

477,660

$

609,316

Undistributed Net Investment

LOSSES OF

  $(4,738,423)

$

(4,620,575)

NOTE:  THE FUND HAD NO ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME FOR EACH OF THE PERIODS PRESENTED.

The accompanying notes are an integral part of the financial statements.

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

November 30, 2006 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

The American Heritage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles.

Security valuations

The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on the exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors as determined in good faith.

Federal income taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Option writing

When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction,including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND CERTAIN OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive a fee of 1.25% of the Fund's first $100 million average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. During the six months ended November 30, 2006, investment advisory fees aggregated $3,229.  AHMC agreed to waive these fees. The fund does not seek to recapture the fees waived. Heiko H. Thieme is the Fund’s Chairman of the Board of Directors, Chief

Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 100% of the outstanding shares.  He is also the Chief Executive Officer and Principal shareholder of Thieme Securities, Inc.

The Fund heretofore agreed to reimburse AHMC for office space and administrative personnel utilized by the Fund.  For the six months ended November 30, 2006, the Fund and AHMC have agreed that no reimbursements will be made and will not seek to recapture such fees.

During the six months ended November 30, 2006 and fiscal year ended May 31, 2006, Thieme Securities received brokerage commissions from the Fund of $0 and $12,390, respectively.

NOTE 3. INVESTMENTS

For the six months ended November 30, 2006, purchases and sales of investment securities other than short-term investments aggregated $0, $16,008, respectively.  All of these purchase and sale transactions were with Thieme Securities, Inc., a brokerage firm owned by Heiko H. Thieme.  Reference is made to Note 2 of the financial statements – Investment Advisory Agreement and Certain Other Transactions.  As of November 30, 2006, the gross unrealized appreciation for all securities for federal income tax purposes totaled $67,415 and the gross unrealized depreciation for all securities totaled $5,444,507, or a net unrealized depreciation of $5,377,091. The aggregate cost of securities for federal income tax purposes at November 30, 2006, was $5,905,701. During the six months ended November 30, 2006, the Fund paid no dividends nor did it have distributable earnings.

NOTE 4. RESTRICTED SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may become illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provisions of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. INCOME TAX INFORMATION

As of November 30, 2006, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary loss                      $

(4,738,423)

Undistributed long-term capital loss

(48,391,166)

Total Undistributed Losses

(53,129,589)

Unrealized Appreciation/Depreciation (net)

(5,377,091)

 Total Accumulated Earnings (Losses)     $

(58,506,680)

At November 30, 2006, the Fund had net capital loss carryforwards of approximately $4,878,380, expiring as follows 2007: $1,074,600, 2008: $463,400 and 2009: $3,324,600 and 2010: $15,780.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in-kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	For the six months ended November 30, 2006		For the year ended May 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	114	92	94	8
Shares redeemed	(333,876)	(24,143)	(1,238,343)	(105,801)
Net Decrease	(1,238,249)	(105,793)	(1,238,249)	(105,793)

	(Unaudited)
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	May 31,	May 31,	May 31,	May 31,
	2006	2006	2005	2004	2003	2002
Net asset value, beginning of period	$0.09	$0.10	$0.11	$0.06	$0.11	$0.18
Income (loss) from investment Operations:
Net investment loss	(0.01)	0.00	(0.01)	(0.01)	(0.01)	(0.01)
Net gains (losses) on securities (both realized
and unrealized)	(0.01)	(0.01)	0.00	0.06	(0.04)	(0.06)
Total from investment operations	(0.02)	(0.01)	(0.01)	0.05	(0.05)	(0.07)
Less distributions:
Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$0.07	$0.09	$0.10	$0.11	$0.06	$0.11

Total return	(22.22)%	(10.00)%	(9.09)%	83.33%	(45.45)%	(38.89)%

Net assets, end of period	$477,660	$609,316	$814,292	$1,026,242	$589,406	$1,088,485

Ratio of expenses to average net assets	20.18%	10.14%	10.85%	12.58%	12.36%	12.61%
Ratio of net investment loss to average
net assets	(19.16)%	(9.64)%	(10.71)%	(12.34)%	(12.25)%	(11.97)%
Portfolio turnover rate	0.00%	842.83%	966.92%	569.55%	0.00%	9.36%

THE AMERICAN HERITAGE FUND, INC.

EXPENSE ILLUSTRATION

For a share outstanding throughout each period

Expense Example

As a shareholder of the American Heritage Fund Inc., you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2006 through November 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The American Heritage Fund, Inc.
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2006	November 30, 2006	June 1,2006 to November 30, 2006
Actual	$1,000.00	$777.78	$89.93
Hypothetical (5% Annual Return before expenses)	$1,000.00	$923.89	$97.33
* Expenses are equal to the Fund's annualized expense ratio of 20.18%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on April 30 and October 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 27, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-292-2660, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge (1) upon request by calling the Fund at (800) 292-2660 and (2) from Fund documents filed on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund’s Statement of Additional Information ("SAI") includes additional information about the Fund’s directors and is available, without charge, upon request.  You may call toll-free (800) 292-2660 to request a copy of the SAI or to make shareholder inquiries.

THE AMERICAN HERITAGE FUND, INC.

BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	Other Directorships
Heiko H. Thieme* 845 Third Avenue New York, NY	62	Chairman of the Board of Directors, Chief Executive Officer and Secretary	16 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisors). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) its investment advisors.

					American Heritage Growth Fund, Inc. (AHEGX)

Dr. Eugene Sarver 241 W. 97th St. New York, NY	61	Director	16 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	American Heritage Growth Fund, Inc. (AHEGX)

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHEGX.  The Fund’s other director does not oversee any portfolios in the fund complex.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 17, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date February 13, 2007

* Print the name and title of each signing officer under his or her signature.